Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from operations before income taxes	$ 255.1	$ 53.1	$ (27.0)	$ 35.1	$ (38.0)
Income tax (expense)/benefit	(36.2)	(4.7)	78.1	(5.3)	(18.4)
General, administrative and corporate expenses	(232.7)	(233.4)	(494.2)	(418.0)	(410.9)
Net income/(loss)	218.9	48.4	51.1	29.8	(56.4)
Net (loss)	218.9	48.4	51.1	29.8	$ (56.4)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)	2.5	22.0	70.4	(26.6)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)	(0.4)	(2.3)	(3.9)	(24.8)
Realized losses on sale of securities and cash and cash equivalents	7.2	30.1	58.9	4.4
Income (loss) from operations before income taxes	6.8	27.8	55.0	(20.4)
Income tax (expense)/benefit	0.0	0.0	0.0	0.0
Net (loss)	6.8	27.8	55.0	(20.4)
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit	0.0	0.6	0.0	0.0
General, administrative and corporate expenses	(4.3)	(6.4)	15.4	(6.2)
Net income/(loss)	$ (4.3)	$ (5.8)	$ 15.4	$ (6.2)